Lease Liabilities - Summary of Estimates of Undiscounted Flows (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Current lease liabilities	$ 24,138,193	$ 19,020,636
Non-current lease liabilities	243,924,027	216,664,919
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	9,531,493	5,122,342
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	9,649,775	4,841,061
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	9,580,693	4,880,414
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	10,015,453	4,904,319
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	$ 205,146,613	196,916,783
Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.78%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.82%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.38%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.24%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	$ 30,385,154	22,586,712
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	883,287	6,515,248
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	285,363	445,609
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	29,116,785	15,506,036
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	99,719	119,819
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	7,296,576	4,780,016
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	277,786	929,732
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	285,363	445,609
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	6,633,708	3,303,831
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	99,719	100,844
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	23,088,578	17,806,696
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	605,501	5,585,516
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	22,483,077	12,202,205
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows		18,975
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	531,852,471	368,652,353
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,767,375	1,476,737
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	3,141,713	5,276,872
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	526,924,558	361,883,323
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	18,825	15,421
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	22,580,816	15,999,633
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	217,694	169,484
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	367,773	843,610
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	21,976,524	14,971,118
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	18,825	15,421
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	21,670,733	15,453,403
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	204,865	137,273
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	355,867	813,686
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	21,110,001	14,502,444
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	20,959,011	15,079,966
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	196,689	137,063
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	343,961	783,763
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	20,418,361	14,159,140
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	20,488,860
Undiscounted debt cash flows		14,688,727
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	188,670
Undiscounted debt cash flows		150,852
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	332,284
Undiscounted debt cash flows		753,839
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	19,967,906
Undiscounted debt cash flows		13,784,036
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	446,153,051	307,430,624
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	959,457	882,065
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,741,828	2,081,974
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	$ 443,451,766	$ 304,466,585